Pension Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Deferred Compensation Arrangements [Abstract]
Schedule of Allocation of Plan Assets [Table Text Block]
	2012	2011
Guaranteed investment contracts	31.8%	38.3%
Mutual stock funds	17.2	17.3
Equity and index funds	51.0	43.6
Money market funds	0.0	0.8
Total pension plan assets	100.0%	100.0%

Schedule of Effect of Significant Unobservable Inputs, Changes in Plan Assets [Table Text Block]

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,764	$ -	$1,764
Mutual stock funds	1,135	-	-	1,135
Equity and index funds	-	3,281	-	3,281
Total pension plan assets	$1,135	$5,045	$ -	$6,180

In thousands	Level 1	Level 2	Level 3	Total
Guaranteed investment contracts	$ -	$1,914	$ -	$1,914
Mutual stock funds	1,035	-	-	1,035
Equity and index funds	-	3,070	-	3,070
Fair Value, Pension plan assets, Total	$1,035	$4,984	$ -	$6,019

Schedule of Defined Benefit Plans Disclosures [Table Text Block]
In thousands	2012	2011
Change in benefit obligation: Projected benefit obligation at beginning of year	$ 11,276	$ 9,912
Interest cost	520	548
Actuarial loss	1,086	1,193
Benefits paid	(433)	(377)
Projected benefit obligation at end of year	12,449	11,276
Change in plan assets: Fair value of plan assets at beginning of year	5,361	5,287
Actual return on plan assets	532	(153)
Company contributions	559	604
Benefits paid	(433)	(377)
Fair value of plan assets at end of year	6,019	5,361
Funded status (underfunded)	$ (6,430)	$ (5,915)
Amounts recognized in other accumulated comprehensive loss:
Net actuarial loss	$ 6,361	$ 5,852
Weighted average assumptions as of December 31:
Discount rate:
Components of cost	4.08%	4.80%
Benefit obligations	4.80%	5.75%
Expected return on plan assets	8.00%	8.00%
Rate of compensation increase	N/A	N/A

Schedule of Changes in Projected Benefit Obligations [Table Text Block]
In thousands	2013	2014	2015	2016	2017
Expected projected benefit payments at the end of the year	$646	$500	$650	$719	$582
		.

Schedule of Net Benefit Costs [Table Text Block]

	Three months ended March 31
In thousands	2013	2012
Interest cost	$ 130	$ 130
Expected return on plan assets	(110)	(110)
Amortization of net actuarial loss	121	121
Net periodic pension cost	$ 141	$ 141

In thousands	2012	2011
Interest cost	$ 520	$ 548
Expected return on plan assets	(438)	(396)
Amortization of net actuarial loss	484	347
Net periodic pension cost	$ 566	$ 499

Schedule of Costs of Retirement Plans [Table Text Block]
In thousands	2012	2011
Balance at beginning of year	$5,852	$4,456
Net actuarial loss	993	1,743
Recognized loss	(484)	(347)
Balance at end of year	$6,361	$5,852